Other current receivables	6 Months Ended
Jun. 30, 2026
Other Current Receivables [Abstract]
Other current receivables

Note 16. Other Current Receivables

	June 30, 2026	December 31, 2025
Value added tax	6,243	7,604
Advance payments to vendors	6,850	2,201
Derivatives	—	129
Other	2,973	7,504
Total	16,066	17,438